Other Liabilities and Liabilities Directly Associated With Non-Current Assets Held for Sale - Additional Information (Detail) - CLP ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other liabilities and liabilities directly associated with noncurrent assets held for sale [line items]
Other liabilities	$ 709,612,000,000	$ 700,034,000,000
Non-current assets held for sale [member]
Disclosure of other liabilities and liabilities directly associated with noncurrent assets held for sale [line items]
Other liabilities	$ 0	$ 0